Equity settled share-based payments - Option activities (Details) - Share option	6 Months Ended	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares
Equity settled share-based payments
Number of options, outstanding at the beginning | shares	5,701,396	3,907,464	5,169,104	8,918,492
Number of options, exercised | shares	(427,492)	(837,828)	(1,040,440)	(1,376,096)
Number of options, forfeited | shares	(104,800)	(71,000)	(221,200)	(1,841,000)
Number of options, outstanding at the end | shares	5,169,104	2,998,636	3,907,464	5,701,396
Number of options, exercisable at the end | shares	2,237,104	2,998,636	2,585,464	2,114,496
Number of options, non-vested at the end | shares	2,932,000		1,322,000	3,586,900
Weighted-average exercise price, outstanding at the beginning (in dollars per share)	$ 0.036	$ 0.036	$ 0.036	$ 0.036
Weighted-average exercise price, exercised (in dollars per share)	0.036	0.036	0.036	0.035
Weighted-average exercise price, forfeited (in dollars per share)	0.036	0.036	0.036	0.036
Weighted-average exercise price, outstanding at the end (in dollars per share)	0.036	0.036	0.036	0.036
Weighted-average exercise price, exercisable at the end (in dollars per share)	0.036	0.036	0.036	0.036
Weighted-average exercise price, non-vested at the end (in dollars per share)	0.036		0.036	0.036
Weighted-average grant date fair value, outstanding at the beginning (in dollars per share)	3.72	3.61	3.66	3.67
Weighted-average grant date fair value, exercised (in dollars per share)	4.2	3.78	3.82	3.9
Weighted-average grant date fair value, forfeited (in dollars per share)	4.74	4.89	3.95	3.33
Weighted-average grant date fair value, outstanding at the end (in dollars per share)	3.66	3.53	3.61	3.72
Weighted-average grant date fair value, exercisable at the end (in dollars per share)	3.57	$ 3.53	3.54	3.36
Weighted-average grant date fair value, non-vested at the end (in dollars per share)	$ 3.73		$ 3.73	$ 3.94